Fair Value Measurement (Details) - EBP 002 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Inputs, Level 1
EBP, Master Trust [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 4,634,992	$ 4,573,009
Fair Value, Inputs, Level 2
EBP, Master Trust [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	10,765,933	9,201,146
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Master Trust [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	15,400,925	13,774,155
Cash and Cash Equivalents | Fair Value, Inputs, Level 1
EBP, Master Trust [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	54,063	59,712
Cash and Cash Equivalents | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Master Trust [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	54,063	59,712
Equity | Fair Value, Inputs, Level 1
EBP, Master Trust [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	2,875,954	3,105,335
Equity | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Master Trust [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	2,875,954	3,105,335
Common Collective Trust | Fair Value, Inputs, Level 2
EBP, Master Trust [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	10,765,933	9,201,146
Common Collective Trust | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Master Trust [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	10,765,933	9,201,146
Mutual Fund | Fair Value, Inputs, Level 1
EBP, Master Trust [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	1,244,628	1,014,249
Mutual Fund | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Master Trust [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	1,244,628	1,014,249
Brokerage Window | Fair Value, Inputs, Level 1
EBP, Master Trust [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	460,347	393,713
Brokerage Window | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Master Trust [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 460,347	$ 393,713